Investments held at fair value	12 Months Ended
Dec. 31, 2019
Disclosure Of Investments Held At Fair Value [Abstract]
Investments Held at Fair Value

14 Investments held at fair value

	2019 £m	2018 £m

Investments
Fair value through P&L	127	213

Fair value through OCI	8	4

	135	217

Current	123	178

Non-current	12	39

	135	217

Investments held at fair value through OCI relate to the Group’s strategic investments in China Materialia Fund II.

	2019 £m	2018 £m

Functional currency	131	212

US dollar	4	-

Euro	-	-

Other currency	-	5

	135	217

The classification of these investments under the IFRS 13 fair value hierarchy is given in note 22.

There is no material difference between the investments held at fair value and their gross contractual values.